Business combinations - BioTel Research LLC Acquisition (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 02, 2023	Dec. 31, 2022
Business Combination [Line Items]
Initial cash consideration		$ 2,537	$ 84,159	$ 71,766
Goodwill	$ 9,022,075	$ 8,731,689	$ 9,051,410	$ 9,022,075		$ 8,971,670
Biotel Research LLC
Business Combination [Line Items]
Payments to acquire businesses, net of cash acquired	66,700
Initial cash consideration	68,100
Cash acquired from acquisition	$ 1,400
Intangible assets acquired					$ 36,400
Goodwill					$ 23,400